Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues, net	$ 39,466			$ 22,870			$ 119,769	$ 59,921	$ 93,194	$ 65,796
Operating expenses:
Marketing expenses									54,611	39,501
Sales and other expenses, including non-employee stock-based compensation of $16 and $0, respectively	3,305			2,083			9,683	6,420	11,165	14,434
Personnel expenses, including stock-based compensation of $55,064, $75, $55,219, and $3,844 respectively	59,807			5,253			71,131	17,915	23,422	20,658
General and administrative expenses	2,337			1,794			6,802	4,709	7,455	7,736
Information technology expenses	1,176			1,028			3,639	3,141	4,058	3,255
Provision for doubtful accounts receivable and contract assets	211			(606)			297	987	1,874	4,655
Depreciation and amortization	2,963			3,252			8,549	9,772	12,861	11,414
Total operating expenses	96,227			26,250			175,548	77,465	115,446	101,653
Loss from operations	(56,761)			(3,380)			(55,779)	(17,544)	(22,252)	(35,857)
Other income (expense):
Interest income	28			129			289	381	505	508
Interest expense	(7,157)			(6,066)			(19,987)	(17,428)	(23,683)	(20,410)
Gain on forgiveness of PPP loans									5,868
Other income (expense), net	(1,080)			872			(316)	837	980	(17)
Total other expense, net	(7,526)			(773)			(17,322)	(11,918)	(16,330)	(19,919)
Loss before income taxes	(64,287)			(4,153)			(73,101)	(29,462)	(38,582)	(55,776)
Provision for Benefit income taxes	(321)			(115)			(611)	(235)	(323)	14,042
Net loss	$ (64,608)	$ (2,113)	$ (6,991)	$ (4,268)	$ (13,078)	$ (12,351)	$ (73,712)	$ (29,697)	$ (38,905)	$ (41,734)